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                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-65965



                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
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                         VARIABLE ANNUITY ACCOUNT SEVEN
                 SUPPLEMENT TO THE POLARIS II A-CLASS PROSPECTUS
                             DATED OCTOBER 24, 2005
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THE FOLLOWING PARAGRAPH REPLACES THE FOURTH PARAGRAPH IN THE "TRANSFER POLICIES"
SUB-SECTION OF THE "INVESTMENT OPTIONS" SECTION ON PAGE 11 OF THE PROSPECTUS:

In addition to charging a fee when you exceed 15 transfers as described in the preceding paragraph, all transfer requests in excess of 15 transfers per contract year must be submitted in writing by United States Postal Service first-class mail ("U.S. Mail") until your next contract anniversary ("Standard U.S. Mail Policy"). We will not accept transfer requests sent by any other medium except U.S. Mail until your next contract anniversary. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer. All transfers made on the same day prior to Market Close are considered one transfer request. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy. We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts and contracts utilizing third party asset allocation services as described below.


THE FOLLOWING REPLACES THE EIGHTH PARAGRAPH IN THE "TRANSFER POLICIES" SUB-SECTION OF THE "INVESTMENT OPTIONS" SECTION ON PAGE 12 OF THE PROSPECTUS:

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time except for purposes of calculating the number of transfers for the Standard U.S. Mail Policy. A calendar year will be used (instead of a contract year) for these contracts. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks to Short-Term Trading and negatively impact the Variable Portfolios as described above.



Date: March 13, 2006



                Please keep this Supplement with your Prospectus.



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